Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of foreign currency exchange rate translation

Translation of foreign currencies into US$1 has been made at the following exchange rates for the respective periods:

	December 31,	December 31,	December 31,
	2025	2024	2023
As of year-end SGD: US$1 exchange rate	1.2845	1.3606	-
As of year-end MYR: US$1 exchange rate	4.0475	4.4650	-
As of year-end VND: US$1 exchange rate	26,264.92	25,484.98	-
As of year-end INR: US$1 exchange rate	89.8021	85.4781	-
As of year-end THB: US$1 exchange rate	31.4759	34.1887	-
As of year-end AUD: US$1 exchange rate	1.4941	1.6075	-
As of year-end RMB: US$1 exchange rate	7.0002	7.2988	-
Year ended-average SGD: US$1 exchange rate	1.3117	1.3347	1.3422
Year ended-average MYR: US$1 exchange rate	4.3010	4.5553	4.5656
Year ended-average VND: US$1 exchange rate	25,859.84	25,081.65	23,867.38
Year ended-average INR: US$1 exchange rate	86.6214	83.7375	82.5871
Year ended-average THB: US$1 exchange rate	33.0852	35.2862	34.8160
Year ended-average AUD: US$1 exchange rate	1.5624	1.5189	1.5080
Year ended-average RMB: US$1 exchange rate	7.1965	7.186	7.0811

Schedule of estimated useful lives of the assets

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Expected useful lives
Office equipment	3 - 5 years
Furniture and fixtures	3 - 5 years

Schedule of deferred revenue

The following table presents the Company’s deferred revenue balances, net increase in current period of deferred revenue, and revenue recognized from beginning deferred revenue therein:

	December 31, 2025	December 31, 2024
	US$	US$
Beginning balance	$29,120	$126,440
Add: net increase in current period of deferred revenue	22,139	29,120
Less: revenue recognized from beginning deferred revenue	(29,120)	(126,440)
Ending balance	$22,139	$29,120

Schedule of effect of reclassification

The effect of the reclassification is as follows:

2024	As Previously Reported	Reclassification	As Represented
Consolidated Balance Sheets	US$	US$	US$
Other receivables	$371,271	$100,000	$471,271
Prepayments and other current assets	$399,647	$(100,000)	$299,647
Total Current Assets	$3,476,587	$-	$3,476,587
Accounts payable	$2,710,891	$(222,216)	$2,488,675
Other payables and accrued liabilities	$1,807,263	$238,331	$2,045,594
Deferred revenue	$45,235	$(16,115)	$29,120
Total Current Liabilities	$9,486,302	$-	$9,486,302
Total Liabilities	$9,776,770	$-	$9,776,770

2024	As Previously Reported	Reclassification	As Represented
Consolidated Statements of Cash Flows	US$	US$	US$
Interest expenses	$-	$87,366	$87,366
Proceeds from convertible notes	$1,900,965	$(87,366)	$1,813,599
Other receivables	$(191,497)	$(100,000)	$(291,497)
Prepayments and other current assets	$(101,478)	$100,000	$(1,478)
Accounts payable	$(64,410)	$(222,215)	$(286,625)
Other payables and accrued liabilities	$485,847	$238,330	$724,177
Deferred revenue	$(81,518)	$(16,115)	$(97,633)
Net cash used in operating activities	$(5,436,860)	$87,366	$(5,349,494)
Net cash provided by financing activities	$5,209,029	$(87,366)	$5,121,663